INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES
INVENTORIES

4.      INVENTORIES

Inventories consisted of the following:

	At December 31,
	2011	2012
	$	$

Raw materials	27,629,870	69,340,896
Work in progress	16,294,428	41,547,820
Finished goods	205,854,431	207,614,743
Total	249,778,729	318,503,459

In 2010, 2011 and 2012, inventory was written down by $10,195,272, $22,242,087 and $39,555,386, respectively, to reflect the lower of cost or market.